Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 81,763,628	$ 2,660,711	$ 80,193,769	$ 35,768,798
Income tax expense calculated at the statutory rates	35,906,719	1,168,458	33,697,736	16,907,904
Nontaxable expense (income) in determining taxable income	(177,734)	(5,784)	357,936	316,619
Tax-exempt income	(14,789,999)	(481,289)	(14,578,355)	(387,212)
Additional income tax on unappropriated earnings	844,855	27,493	3,684,138	680,649
Income tax credits	(2,514,002)	(81,809)	(1,654,821)	(1,191,387)
The origination and reversal of temporary differences	1,304,931	42,465	78,544	(6,033,652)
Income tax adjustments on prior years	(209,150)	(6,806)	(112,527)	(472,512)
Unrecognized deferred tax liability for temporary differences associated with investments	(3,523,716)	(114,667)	(6,135,120)	(2,616,917)
Unrecognized loss carryforwards	271,730	8,843	288,025
Realized investment loss on merger of subsidiary	0	0		(138,890)
Withholding tax	31,900	1,038	87,175	52,296
Land value increment tax	0	0	117,341
Capital gains tax	0	0	2,113,700
Income tax expense recognized in profit or loss	$ 17,145,534	$ 557,941	$ 17,943,772	$ 7,116,898